Note 33 - Principal subsidiaries (Details Textual)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%
SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		47.79%
Tubular Technical Services and Pipe Coaters [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		40.00%
Tubulars Finishing Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		49.00%
Amaja Tubular Services Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		49.00%
Tenaris Baogang Baotou Steel Pipes Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		60.00%
Tenaris Supply Chain S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			98.40%
Global Pipe Company [Member] | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		57.30%
Siderca SAIC [Member] | NKKTUBES [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
EXIROS B.V. and subsidiaries [member] | Ternium S.A. [member]
Disclosure of subsidiaries [line items]
Percent of company voting capital		50.00%
EXIROS B.V. and subsidiaries [member] | Tenaris [member]
Disclosure of subsidiaries [line items]
Percent of company voting capital		50.00%
DALMINE S.p.A. and subsidiaries [member] | Immobiliare Cultura Industriale S.R.L. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		57.00%